MET INVESTORS SERIES TRUST

SUPPLEMENT DATED SEPTEMBER 26, 2014

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 28, 2014, AS AMENDED

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

Effective September 30, 2014, in the section entitled “Appendix C – Portfolio Managers,” the information pertaining to Third Avenue Small Cap Value Portfolio (the “Portfolio”) is amended to reflect the removal of all references to Curtis Jensen and Charles Page.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

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